Investment In Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015	Feb. 18, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Oct. 09, 2013	Dec. 18, 2013	Jun. 08, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment in affiliates	$ 993		$ 993		$ 993					$ 521
Portion of the carrying balance of related party loan	$ 1,096		1,096		1,096					$ 750
Interest income			$ 46	$ 37	$ 99	$ 90
Navios Europe I
Ownership percentage	5.00%		5.00%		5.00%		5.00%
Estimated maximum potential loss					$ 1,293
Investment in affiliates	$ 543		$ 543		543
Portion of the carrying balance of related party loan	$ 750		$ 750		$ 750
Profit Sharing Arrangement					On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a variable interest entity ("VIE") and that they are not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I. Navios Partners further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.
Interest income					$ 22	$ 5
Navios Europe II
Ownership percentage	5.00%	5.00%	5.00%		5.00%
Estimated maximum potential loss					$ 796
Investment in affiliates	$ 450		$ 450		450
Portion of the carrying balance of related party loan	346		346		$ 346
Profit Sharing Arrangement					On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a variable interest entity ("VIE") and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II. Navios Partners further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.
Fund From $117,753 Senior Loan | Navios Europe I
Cash purchase price								$ 127,753
Fund from $87,000 Senior Loan | Navios Europe II
Cash purchase price	96,000
New Junior Loan | Navios Europe I
Debt instrument face amount								173,367
Debt instrument fair value											$ 71,929
New Junior Loan | Navios Europe II
Debt instrument face amount									$ 182,450
Navios Revolving Loans | Navios Europe I
Portion of the carrying balance of related party loan	750		750		$ 750
Navios Revolving Loans | Navios Europe II
Portion of the carrying balance of related party loan	346		346		346
Navios Term Loans | Navios Europe I
Investment in affiliates	500		500		500
Navios Term Loans | Navios Europe II
Investment in affiliates	450		450		450
Navios Holdings | Navios Europe I
Ownership percentage							47.50%
Navios Holdings | Navios Europe II
Ownership percentage		47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe I
Revolving loan facility maximum borrowing capacity					0		$ 24,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II
Revolving loan facility maximum borrowing capacity		$ 38,500
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans | Navios Europe I
Long- term debt	10,000		10,000		10,000			$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans | Navios Europe II
Long- term debt	$ 9,000		$ 9,000		$ 9,000				$ 9,000
Navios Acquisitions | Navios Europe I
Ownership percentage							47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage		47.50%